Employee Incentive, Retirement, and Deferred Compensation Plans	12 Months Ended
Dec. 31, 2012
Employee Incentive, Retirement, and Deferred Compensation Plans
20.	Employee Incentive, Retirement, and Deferred Compensation Plans

The Company’s stock incentive plans provide for granting options, restricted stock units, and restricted stock awards to employees, officers, and directors. In addition, the Company offers retirement and employee stock purchase plans to eligible employees and sponsors deferred compensation plans for eligible officers and non-employee directors.

A summary of the Company’s stock-based compensation and related income tax benefit is as follows:

Year Ended December 31,	2012	2011	2010

Stock option expense	$57	$61	$53
Restricted stock unit expense	40	23	10
Restricted stock award expense	5	12	21
Employee stock purchase plan expense	3	3	3

Total stock-based compensation expense	$105	$99	$87

Income tax benefit on stock-based compensation	$(39)	$(37)	$(33)

The Company issues shares for stock options and restricted stock awards from treasury stock. At December 31, 2012, the Company was authorized to grant up to 45 million common shares under its existing stock incentive plans. Additionally, at December 31, 2012, the Company had 43 million shares reserved for future issuance under its employee stock purchase plan.

As of December 31, 2012, there was $191 million of total unrecognized compensation cost, net of forfeitures, related to outstanding stock options, restricted stock awards, and restricted stock units, which is expected to be recognized through 2016 with a remaining weighted-average service period of 2.8 years.

Stock Option Plan

Options are granted for the purchase of shares of common stock at an exercise price not less than market value on the date of grant, and expire within seven or ten years from the date of grant. Options generally vest annually over a three- to five-year period from the date of grant. Certain options were granted at an exercise price above the market value of common stock on the date of grant (i.e., premium-priced options).

The Company’s stock option activity is summarized below:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
	Number	Exercise Price	Contractual	Intrinsic
	of Options	per Share	Life (in years)	Value

Outstanding at December 31, 2011	58	$ 16.20
Granted	11	$ 13.51
Exercised	(4)	$ 10.81
Forfeited	(2)	$ 13.99
Expired	(6)	$ 16.80

Outstanding at December 31, 2012	57	$ 16.04	6.70	$ 39

Vested and expected to vest at December 31, 2012	54	$ 16.16	6.59	$ 36

Vested and exercisable at December 31, 2012	31	$ 17.73	5.11	$ 13

The aggregate intrinsic value in the table above represents the difference between CSC’s closing stock price and the exercise price of each in-the-money option on the last trading day of the period presented.

Information on stock options granted and exercised is presented below:

Year Ended December 31,	2012	2011	2010

Weighted-average fair value of options granted per share	$4.07	$4.16	$5.36
Cash received from options exercised	$35	$96	$35
Tax benefit realized on options exercised	$1	$7	$5
Aggregate intrinsic value of options exercised	$9	$38	$17

Management uses a binomial option pricing model to estimate the fair value of options granted. The binomial model takes into account the contractual term of the stock option, expected volatility, dividend yield, and risk-free interest rate. Expected volatility is based on the implied volatility of publicly-traded options on CSC’s stock. Dividend yield is based on the average historical CSC dividend yield. The risk-free interest rate is based on the yield of a U.S. Treasury zero-coupon issue with a remaining term similar to the contractual term of the option. Management uses historical option exercise data, which includes employee termination data to estimate the probability of future option exercises. Management uses the Black-Scholes model to solve for the expected life of options valued with the binomial model presented below. The assumptions used to value the Company’s options granted during the years presented and their expected lives were as follows:

Year Ended December 31,	2012	2011	2010

Weighted-average expected dividend yield	.99%	.85%	.71%
Weighted-average expected volatility	31%	36%	35%
Weighted-average risk-free interest rate	1.8%	2.1%	2.8%
Expected life (in years)	3.0 – 6.7	0.0 – 6.3	3.0 – 5.9

Restricted Stock Units

Restricted stock units are awards that entitle the holder to receive shares of CSC’s common stock following a vesting period. Restricted stock units are restricted from transfer or sale and generally vest annually over a three- to five-year period, while some vest based upon the Company achieving certain financial or other measures. The fair value of restricted stock units is based on the market price of the Company’s stock on the date of grant. The grant date fair value is amortized to compensation expense on a straight-line basis over the requisite service period. The fair value of the restricted stock units that vested during each of the years 2012, 2011, and 2010 was $30 million, $13 million, and $6 million, respectively.

The Company’s restricted stock units activity is summarized below:

		Weighted-
		Average Grant
	Number	Date Fair Value
	of Units	per Unit

Outstanding at December 31, 2011	8	$ 13.23
Granted	6	$ 13.60
Vested	(2)	$ 13.55
Forfeited	(1)	$ 13.29

Outstanding at December 31, 2012	11	$ 13.34

Retirement Plan

Upon completing three months of consecutive service, employees of the Company can participate in the Company’s qualified retirement plan, the SchwabPlan® Retirement Savings and Investment Plan. The Company may match certain employee contributions or make additional contributions to this plan at its discretion. The Company’s total contribution expense was $59 million, $53 million, and $50 million in 2012, 2011, and 2010, respectively.

Deferred Compensation Plans

The Company’s deferred compensation plan for officers permits participants to defer the receipt of certain cash compensation. The deferred compensation liability was $127 million and $128 million at December 31, 2012 and 2011, respectively. The Company’s deferred compensation plan for non-employee directors permits participants to defer receipt of all or a portion of their director fees and to receive either a grant of stock options, or upon ceasing to serve as a director, the number of shares of CSC’s common stock that would have resulted from investing the deferred fee amount into CSC’s common stock.